                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0800

                    Van Kampen Select Sector Municipal Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31___

Date of reporting period: 4/30/07

Item 1. Reports to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Select Sector Municipal Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2007.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF THE TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/07

SELECT SECTOR MUNICIPAL TRUST
SYMBOL: VKL
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (11/26/93)           6.73%          5.70%

10-year                              7.72           8.83

5-year                               7.66           7.75

1-year                               7.63          15.78

6-month                              1.68           9.61
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the Trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the end of the period. The Trust's advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements the Trust's returns would have been lower.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2007

MARKET CONDITIONS

The overall environment for municipal bonds was favorable during the reporting period, but mixed economic indicators and concerns about the residential housing sector led to increased market uncertainty and volatility. At the beginning of the period, the pace of economic growth appeared to be slowing, but in December, the outlook for the economy turned positive following a slate of stronger-than-expected economic releases. The improved economic picture pushed bond yields higher and effectively reversed the run-up in prices that had begun in July on concern over the weak housing market's potential drag on the economy. Bonds continued to decline until February, when the sub-prime mortgage market showed signs of deterioration, causing a sell-off in equities and a flight-to-quality bond market rally. In March, the rally ended as strong employment reports and upward movement in inflationary pressures sparked selling in an overbought Treasury market. At month end, however, the short end of the bond market rebounded strongly following news that the Federal Open Market Committee (the "Fed") had dropped its bias toward higher rates. This came as somewhat of a surprise, given the fact that core inflation readings remained elevated.

Municipal bond yields followed the general movement of the Treasury market. However, the 30-year AAA municipal yield reached lows not seen in decades, declining to 4.00 percent in the first half of the reporting period before reversing course and ending the period higher at 4.10 percent. Yields on the short end of the municipal curve rose more than long-term yields during the period. As a result, the short end of the curve posted the lowest returns while the long end outperformed other portions of the curve by as much as 70 basis points. The slope of the municipal curve (which is defined by the traditional yield advantage of bonds with longer maturities) still remained relatively flat and as such, the yield differential between long maturity and short maturity issues was quite small.

New issue supply rose dramatically during the period, increasing by 34 percent versus the same six-month period a year ago, as relatively low interest rates spurred municipalities to refinance their debt. Demand for municipal bonds was robust as well, particularly for high-yield securities as investors proved increasingly willing to take on more risk in return for relatively higher yields. The strong demand caused most credit spreads, which were already near historically tight levels, to further narrow. As a result, the lower-quality, higher yielding segment of the market considerably outperformed, returning 182 basis points more than the investment-grade segment for the overall period.

PERFORMANCE ANALYSIS

The Trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the Trust outperformed its benchmark index, the Lehman Brothers Municipal Bond Index. On a market price basis, the Trust also outperformed its benchmark.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2007

---------------------------------------------------------------
      BASED ON     BASED ON     LEHMAN BROTHERS MUNICIPAL
        NAV      MARKET PRICE          BOND INDEX

       1.68%        9.61%                 1.59%
---------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

A variety of strategies drove the Trust's performance during the course of the period. One of the key drivers was our focus on the long end of the yield curve. Given the relatively flat shape of the curve throughout the period, we invested the Trust's assets in bonds with maturities of 25 years or more in order to capture more attractive yields. The emphasis on longer-maturity issues proved beneficial to performance as this segment of the curve outperformed for the overall period.

We also focused on the higher-yielding sector of the market, adding to positions in BBB rated credits in particular. Additionally, in an effort to further enhance yield, we added to the Trust's holdings of inverse floating-rate securities.* These strategies were additive to the Trust's performance during the first four months of the period. In the last two months, however, spread widening led the performance of lower-rated credits to wane and rising interest rates hurt the performance of inverse floating-rate securities. As a result, the Trust's emphasis on these credits detracted somewhat from performance late in the period. Because the inverse floating-rate securities effectively added to the portfolio's duration (a measure of interest-rate risk), we hedged that risk by selling 10- and 30-year U.S. Treasury futures. This strategy was additive to performance for the overall period and served to keep the Trust's duration neutral to that of the Lehman Brothers Municipal Bond Index.

*An inverse floating-rate security, or "inverse floater", is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

With regard to industry sectors, we added to the portfolio's holdings in tobacco revenue bonds, which also enhanced performance for the first four months of the period, but detracted for returns in the last two months due to spread widening in the sector. A large amount of older tobacco bonds were pre-refunded during the period. Unlike the Lehman Brothers Municipal Bond Index, which contained these older bonds, the Trust only had positions in newer tobacco bonds which were not pre-refunded. As such, the portfolio was not able to benefit from the refundings that took place during the period, which detracted from the performance of the Trust's holdings in this sector relative to those of the Lehman Brothers Municipal Bond Index.

The Trust was overweighted versus the Lehman Brothers Municipal Bond Index in health care securities. Over the course of the period, an abundant supply in the sector pushed spreads wider and prices lower. As a result, the portfolio's positioning here dampened returns. Conversely, strong security selection and a slight overweight relative to the Lehman Brothers Municipal Bond Index in utilities served the Trust well, as this sector enjoyed strong performance. The Trust remained well diversified across a broad spectrum of municipal market sectors. As of the end of the period, hospital, master tobacco settlement, and recreational buildings bonds represented the portfolio's largest sector weightings.

The Trustees have approved a procedure whereby the Trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the Trust's shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

CHANGES IN INVESTMENT POLICIES

The Board of Trustees of the Trust recently approved a non-fundamental investment policy for the Trust allowing it to invest up to 20 percent of its assets in unrated securities that have been determined by Van Kampen Asset Management (the "Adviser") to be of comparable quality to those rated investment grade. This is in addition to the Trust's current non-fundamental policy allowing it to invest up to 20 percent of its assets in unrated securities that have been determined by the Adviser to be of comparable quality to those rated below investment grade (BB/Ba or B by Standard & Poor's, Moody's Investor Services, Inc. or Fitch Ratings, Inc.).

Unrated securities may be less liquid than rated securities. This may have the effect of limiting the ability of the trust to sell such securities at their fair value in response to changes in the economy or the financial markets.

RATINGS ALLOCATION AS OF 4/30/07
AAA/Aaa                                                          46.7%
AA/Aa                                                            17.1
A/A                                                              10.1
BBB/Baa                                                          20.8
BB/Ba                                                             1.5
B/B                                                               0.4
Non-Rated                                                         3.4

TOP FIVE SECTORS AS OF 4/30/07
Hospital                                                         22.2%
Master Tobacco Settlement                                         8.3
Recreational Buildings                                            7.0
Multi-Family                                                      6.9
General Purpose                                                   6.5

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/07
California                                                       12.6%
New York                                                         10.0
Maryland                                                          6.9
Iowa                                                              6.1
South Carolina                                                    5.1
Texas                                                             5.0
New Jersey                                                        5.0
Indiana                                                           4.9
Washington                                                        4.4
Illinois                                                          3.8
Oklahoma                                                          3.2
Colorado                                                          3.1
Louisiana                                                         2.8
Missouri                                                          2.6
Tennessee                                                         2.3
Alabama                                                           2.3
Kansas                                                            2.0
Georgia                                                           1.8
Massachusetts                                                     1.7
Puerto Rico                                                       1.4
Arizona                                                           1.4
Ohio                                                              1.3
Kentucky                                                          1.3
North Carolina                                                    1.2
New Mexico                                                        0.7
Arkansas                                                          0.7
West Virginia                                                     0.6
Virginia                                                          0.6
Nevada                                                            0.6
South Dakota                                                      0.6
Mississippi                                                       0.5

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/07
                                       (continued from previous page)
Michigan                                                          0.5
Minnesota                                                         0.5
Nebraska                                                          0.5
Pennsylvania                                                      0.5
Connecticut                                                       0.4
Florida                                                           0.4
Alaska                                                            0.4
Wisconsin                                                         0.3
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the Trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the Trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at
       (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
            MUNICIPAL BONDS 185.8%
            ALABAMA 4.2%
$  1,000    Birmingham Baptist Med Ctr AL Spl Care Fac
            Fin Auth Rev Baptist Hlth Sys Inc Ser A......   5.000%   11/15/30   $   1,020,530
   3,420    University AL at Birmingham Hosp Rev Ser A
            (a)..........................................   5.000    09/01/36       3,496,608
   4,845    University AL at Birmingham Hosp Rev Ser A
            (a)..........................................   5.000    09/01/41       4,942,514
                                                                                -------------
                                                                                    9,459,652
                                                                                -------------
            ALASKA  0.7%
   1,500    Northern Tob Sec Corp AK Tob Settlement Rev
            Asset Bkd Ser A..............................   5.000    06/01/46       1,475,880
                                                                                -------------

            ARIZONA  2.6%
   1,750    Glendale, AZ Indl Dev Auth Rfdg..............   5.000    12/01/35       1,777,405
   4,000    University Med Ctr Corp AZ Hosp Rev..........   5.000    07/01/35       4,060,040
                                                                                -------------
                                                                                    5,837,445
                                                                                -------------
            ARKANSAS  1.3%
   2,780    Washington Cnty, AR Hosp Rev Regl Med Ctr
            Rfdg Ser B...................................   5.000    02/01/30       2,839,798
                                                                                -------------

            CALIFORNIA  23.5%
   5,000    Alameda Corridor Transn Auth CA Conv Cap
            Apprec Sub Lien Rfdg Ser A (AMBAC Insd)
            (b)..........................................  0/5.400   10/01/24       4,136,950
   3,330    Anaheim, CA Ctf Partn Anaheim Mem Hosp Assn
            Rfdg (AMBAC Insd) (c)........................   5.000    05/15/13       3,333,696
   1,125    California Cnty, CA Tob Sec Agy Tob Asset Bkd
            Merced Cnty Rfdg Ser A.......................   5.250    06/01/45       1,139,141
   1,000    California Cnty, CA Tob Sec Agy Tob Asset Bkd
            Sonoma Cnty Corp Rfdg........................   5.125    06/01/38       1,001,270
   1,000    California Hlth Fac Fin Auth Rev Cedars Sinai
            Med Ctr Rfdg.................................   5.000    11/15/27       1,032,960
   3,495    California Hlth Fac Fin Auth Rev Cedars Sinai
            Med Ctr Rfdg (a).............................   5.000    11/15/34       3,590,274
   1,200    California Hlth Fac Fin Auth Rev Kaiser
            Permanente Ser A.............................   5.250    04/01/39       1,260,528
     500    California Pollutn Ctl Fin Auth Solid Waste
            Disp Rev Waste Mgmt Inc Proj Ser B (AMT).....   5.000    07/01/27         509,350
      20    California Rural Home Mtg Fin Auth Single
            Family Mtg Rev Ser C (GNMA Collateralized)
            (AMT)........................................   7.800    02/01/28          20,369
     715    California St (AMBAC Insd)...................   5.125    10/01/27         725,482
   4,290    California St (AMBAC Insd) (Prerefunded @
            10/01/07)....................................   5.125    10/01/27       4,358,597
   2,000    California St (MBIA-IBC Insd) (Prerefunded @
            02/01/12)....................................   5.000    02/01/32       2,121,660

 8                                             See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$  3,185    California Statewide Cmntys Dev Auth Rev
            Daughters of Charity Hlth Ser A..............   5.000%   07/01/39   $   3,228,507
   1,250    California Statewide Cmntys Dev Auth Rev
            Daughters of Charity Hlth Ser A..............   5.250    07/01/30       1,299,975
   1,000    California Statewide Cmntys Dev Auth Rev Hlth
            Fac Adventist Hlth Ser A.....................   5.000    03/01/30       1,026,670
   1,200    California Statewide Cmntys Dev Auth Rev
            Kaiser Permanente Ser B......................   5.000    03/01/41       1,230,516
   2,000    California Statewide Cmntys Dev Auth Rev
            Kaiser Permanente Ser B......................   5.250    03/01/45       2,100,060
   5,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
            Conv Cap Apprec Rfdg (b).....................  0/5.800   01/15/20       4,713,700
   1,465    Los Angeles Cnty, CA Met Transn Auth Sales
            Tax Rev Prop C Second Sr Rfdg Ser A (AMBAC
            Insd)........................................   5.000    07/01/23       1,497,347
   2,000    Los Angeles Cnty, CA Pub Wks Fin Auth Rev Sr
            Lien Rfdg Ser A (FSA Insd)...................   5.500    10/01/18       2,203,120
   3,500    Palm Springs, CA Fin Auth Lease Rev
            Convention Ctr Proj Ser A (MBIA Insd)........   5.500    11/01/35       3,876,145
   1,000    Tobacco Sec Auth Northn CA Tob Settlement Rev
            Asset Bkd Bds Ser A1.........................   5.375    06/01/38       1,027,390
   2,000    Tobacco Sec Auth Southn CA Tob Settlement Ser
            A1...........................................   5.000    06/01/37       1,986,060
   5,000    Tobacco Sec Auth Southn CA Tob Settlement Ser
            A1...........................................   5.125    06/01/46       5,005,650
                                                                                -------------
                                                                                   52,425,417
                                                                                -------------
            COLORADO  5.7%
   5,000    Colorado Ed & Cultural Fac Charter Sch Proj
            (XLCA Insd)..................................   5.500    05/01/36       5,430,300
   1,000    Colorado Hlth Fac Auth Rev Catholic Hlth
            Initiatives Ser A (c)........................   5.500    03/01/32       1,074,400
   1,250    Colorado Hlth Fac Auth Rev Covenant
            Retirement Cmnty Inc.........................   5.000    12/01/35       1,269,575
   1,000    Colorado Hlth Fac Auth Rev Hosp Parkview Med
            Ctr Proj.....................................   6.500    09/01/20       1,087,560
   1,000    Colorado Hlth Fac Auth Rev Hosp Portercare
            Adventist Hlth (Prerefunded @ 11/15/11)......   6.500    11/15/31       1,122,060
      20    Colorado Hsg Fin Auth Single Family Pgm Sr
            Ser C1 (AMT).................................   7.550    11/01/27          20,020
   1,500    Montrose, CO Mem Hosp........................   6.000    12/01/33       1,625,595
   1,000    Park Creek Met Dist CO Rev Sr Ltd Tax Ppty
            Tax Rfdg.....................................   5.500    12/01/30       1,067,040
                                                                                -------------
                                                                                   12,696,550
                                                                                -------------

See Notes to Financial Statements                                              9

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
            CONNECTICUT  0.7%
$  1,500    Mashantucket Western Pequot Tribe CT Spl Rev
            Ser A (Prerefunded @ 09/01/07) (d)...........   6.400%   09/01/11   $   1,528,350
                                                                                -------------

            FLORIDA  0.7%
     115    Escambia Cnty, FL Hlth Fac Auth Hlth Fac Rev
            FL Hlthcare (AMBAC Insd).....................   5.950    07/01/20         119,400
   1,300    Highlands Cnty, FL Hlth Fac Auth Rev
            Adventist Hlth Sys Ser C.....................   5.250    11/15/36       1,362,595
                                                                                -------------
                                                                                    1,481,995
                                                                                -------------
            GEORGIA  3.4%
   4,000    Augusta, GA Wtr & Swr Rev (FSA Insd).........   5.250    10/01/22       4,211,480
   1,425    Georgia Muni Elec Auth Pwr Rev Rfdg Ser A
            (FGIC Insd) (c)..............................   5.500    01/01/12       1,513,022
   1,870    Georgia Muni Elec Auth Pwr Rev Ser A (FGIC
            Insd) (e)....................................   5.500    01/01/12       1,967,614
                                                                                -------------
                                                                                    7,692,116
                                                                                -------------
            ILLINOIS  7.1%
   1,305    Chicago, IL 2006 Proj Rfdg Ser A (MBIA
            Insd)........................................   5.500    01/01/38       1,384,696
   2,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
            Third Lien Rfdg Ser A (MBIA Insd) (AMT)......   5.375    01/01/32       2,099,880
   2,540    Chicago, IL O'Hare Intl Arpt Rev Second Lien
            Passenger Fac Ser A (AMBAC Insd) (AMT).......   5.375    01/01/32       2,657,653
   1,885    Chicago, IL Tax Increment Alloc Sub Cent Loop
            Ser A (ACA Insd).............................   6.500    12/01/08       1,960,777
     285    Cook Cnty, IL Sch Dist No. 100 Berwyn South
            (FSA Insd)...................................   8.100    12/01/15         370,813
   1,000    Illinois Fin Auth Rev Northwestern Mem Hosp
            Ser A........................................   5.500    08/15/43       1,088,060
   1,335    Illinois Fin Auth Solid Waste Rev Disp Waste
            Mgmt Inc Proj Ser A (AMT)....................   5.050    08/01/29       1,365,478
   1,350    Illinois Fin Auth Student Hsg Rev MJH Ed
            Assistance IV Sr Ser A.......................   5.125    06/01/35       1,386,234
   2,300    Illinois Hsg Dev Auth Rev Homeowner Mtg Sub
            Ser C-2 (AMT)................................   5.150    08/01/37       2,377,579
   1,225    Pekin, IL Mtg Rev United Auto Workers Inc
            Proj Ser A (GNMA Collateralized).............   5.250    05/20/34       1,257,365
                                                                                -------------
                                                                                   15,948,535
                                                                                -------------
            INDIANA  9.2%
   3,065    Allen Cnty, IN War Mem Coliseum Additions
            Bldg Corp Ser A (AMBAC Insd) (Prerefunded @
            11/01/11)....................................   5.750    11/01/25       3,354,060
   3,505    East Chicago, IN Elem Sch Bldg Corp First Mtg
            Rfdg (AMBAC Insd) (e)........................   6.250    01/05/16       3,913,999
   1,000    Indiana St Dev Fin Auth Rev Rfdg (AMT).......   5.950    08/01/30       1,028,330

 10                                            See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
            INDIANA (CONTINUED)
$  5,000    Indianapolis, IN Loc Pub Impt Bd Bk Arpt Auth
            Proj Ser B (MBIA Insd) (AMT) (a).............   5.250%   01/01/24   $   5,349,537
   6,480    Indianapolis, IN Loc Pub Impt Bd Bk Arpt Auth
            Proj Ser B (MBIA Insd) (AMT) (a).............   5.250    01/01/25       6,933,001
                                                                                -------------
                                                                                   20,578,927
                                                                                -------------
            IOWA  11.3%
   1,125    Coralville, IA Ctf Partn Ser D...............   5.250    06/01/26       1,192,477
   1,515    Des Moines, IA Pub Pkg Sys Rev Ser A (FGIC
            Insd)........................................   5.750    06/01/14       1,603,385
   2,500    Tobacco Settlement Auth IA Tob Settlement Rev
            Asst Bkd Ser C...............................   5.375    06/01/38       2,560,100
   8,980    Xenia Rural Wtr Dist IA Wtr Rev (CIFG Insd)
            (a)..........................................   4.500    12/01/41       9,429,629
  10,000    Xenia Rural Wtr Dist IA Wtr Rev (CIFG Insd)
            (a)..........................................   5.000    12/01/41      10,500,700
                                                                                -------------
                                                                                   25,286,291
                                                                                -------------
            KANSAS  3.7%
      70    Cowley Cnty, KS Uni Sch Dist No. 465 Winfield
            Impt Rfdg (MBIA Insd) (e)....................   5.250    10/01/21          75,545
   1,665    Cowley Cnty, KS Uni Sch Dist No. 465 Winfield
            Impt Rfdg (MBIA Insd) (Prerefunded @
            10/01/13) (e)................................   5.250    10/01/21       1,809,722
   1,000    Lawrence, KS Hosp Rev Lawrence Mem Hosp......   5.125    07/01/36       1,039,990
   1,500    Overland Pk, KS Dev Corp Rev First Tier Ser
            A............................................   7.375    01/01/32       1,634,670
   3,500    Wamego, KS Pollutn Ctl Rev KS Gas & Elec Co
            Proj Rfdg (MBIA Insd)........................   5.300    06/01/31       3,750,320
                                                                                -------------
                                                                                    8,310,247
                                                                                -------------
            KENTUCKY  2.3%
   5,010    Louisville & Jefferson Cnty KY Met Govt Hlth
            Sys Rev Norton Hlthcare Inc (a)..............   5.250    10/01/36       5,212,070
                                                                                -------------

            LOUISIANA  5.3%
   7,930    Ernest N Morial New Orleans, LA Exhibit Hall
            Auth Spl Tax Sr Sub Ser A (AMBAC Insd) (e)...   5.250    07/15/18       8,492,237
     980    Louisiana Hsg Fin Agy Rev Azalea Estates Rfdg
            Ser A (GNMA Collateralized) (AMT)............   5.375    10/20/39       1,027,589
   2,000    New Orleans, LA Rfdg (FGIC Insd).............   5.500    12/01/21       2,208,740
                                                                                -------------
                                                                                   11,728,566
                                                                                -------------
            MARYLAND  12.8%
   2,000    Baltimore, MD Convention Ctr Hotel Rev Ser A
            (XLCA Insd) (a)..............................   5.250    09/01/24       2,179,240
  10,500    Maryland St Cmnty Dev Admin Dept Hsg & Cmnty
            Dev Residential Ser L (AMT) (a)..............   4.900    09/01/31      10,657,395
  11,720    Maryland St Cmnty Dev Admin Dept Hsg & Cmnty
            Dev Residential Ser L (AMT) (a)..............   4.950    09/01/38      11,839,544
     800    Maryland St Econ Dev Corp Student Hsg Rev
            Collegiate Hsg Salisbury Ser A...............   6.000    06/01/19         833,376

See Notes to Financial Statements                                             11

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
            MARYLAND (CONTINUED)
$  1,000    Maryland St Econ Dev Corp Univ MD College Pk
            Proj (Prerefunded @ 06/01/13)................   5.625%   06/01/35   $   1,106,020
   2,000    Maryland St Hlth & Higher Ed Fac Auth Rev MD
            Inst College of Art..........................   5.000    06/01/40       2,038,680
                                                                                -------------
                                                                                   28,654,255
                                                                                -------------
            MASSACHUSETTS  3.1%
   2,000    Massachusetts St Dev Fin Agy Semass Sys Ser A
            (MBIA Insd)..................................   5.625    01/01/15       2,163,460
   1,800    Massachusetts St Hlth & Ed Fac Auth Rev Univ
            MA Mem Issue Ser D...........................   5.000    07/01/33       1,828,224
   1,705    Massachusetts St Hlth & Ed Fac Auth Rev Vly
            Regl Hlth Sys Ser C (Connie Lee Insd) (e)....   7.000    07/01/09       1,813,251
   1,145    Massachusetts St Indl Fin Agy Rev Wtr
            Treatment Amern Hingham (AMT)................   6.750    12/01/20       1,159,610
                                                                                -------------
                                                                                    6,964,545
                                                                                -------------
            MICHIGAN  1.0%
   1,000    Kent Hosp Fin Auth MI Rev Met Hosp Proj Ser
            A............................................   5.250    07/01/30       1,037,920
   1,000    Kent Hosp Fin Auth MI Rev Met Hosp Proj Ser
            A............................................   6.250    07/01/40       1,117,370
                                                                                -------------
                                                                                    2,155,290
                                                                                -------------
            MINNESOTA  0.9%
   1,000    Dakota Cnty, MN Cmnty Dev Agy Multi-Family
            Hsg Rev Commons on Marice Proj Rfdg Ser A....   5.000    05/01/42       1,000,000
   1,000    Saint Paul, MN Hsg & Redev Auth Hosp Rev
            Hltheast Proj................................   6.000    11/15/35       1,104,190
                                                                                -------------
                                                                                    2,104,190
                                                                                -------------
            MISSISSIPPI  1.0%
   1,750    Mississippi Dev Bk Spl Oblig Cap Proj & Equip
            Acquisition Ser A2 (AMBAC Insd)..............   5.000    07/01/24       1,770,860
     285    Mississippi Home Corp Single Family Rev Mtg
            Ser C (GNMA Collateralized) (AMT)............   7.600    06/01/29         297,155
     115    Mississippi Home Corp Single Family Rev Mtg
            Ser F (GNMA Collateralized) (AMT)............   7.550    12/01/27         120,893
                                                                                -------------
                                                                                    2,188,908
                                                                                -------------
            MISSOURI  4.2%
     205    Cape Girardeau Cnty, MO Indl Dev Auth
            Hlthcare Fac Rev Southwest MO Hosp Assoc.....   5.625    06/01/27         215,039
   1,045    Cape Girardeau Cnty, MO Indl Dev Auth
            Hlthcare Fac Rev Southwest MO Hosp Assoc
            (Prerefunded @ 06/01/12).....................   5.625    06/01/27       1,119,676
   1,375    Missouri St Hlth & Ed Fac Auth Hlth Fac Rev
            Sr Living Fac Lutheran Ser A.................   5.375    02/01/35       1,444,644
   3,855    Missouri St Hlth & Ed Fac Auth Hlth Fac Rev
            SSM Hlthcare Rfdg Ser AA (MBIA Insd) (c).....   6.400    06/01/10       4,150,524

 12                                            See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
            MISSOURI (CONTINUED)
$  2,250    Saint Charles, MO Ctf Partn Ser B............   5.500%   05/01/18   $   2,405,002
                                                                                -------------
                                                                                    9,334,885
                                                                                -------------
            NEBRASKA  0.9%
   1,965    Omaha Pub Pwr Dist NE Elec Rev Sys Ser A.....   5.000    02/01/39       2,048,847
                                                                                -------------

            NEVADA  1.1%
   1,500    Clark Cnty, NV Indl Dev Rev Southwest Gas
            Corp Proj Ser A (FGIC Insd) (AMT)............   4.750    09/01/36       1,510,035
   1,000    Clark Cnty, NV Indl Dev Rev Southwest Gas
            Corp Proj Ser A (AMBAC Insd) (AMT)...........   5.250    07/01/34       1,057,390
                                                                                -------------
                                                                                    2,567,425
                                                                                -------------
            NEW JERSEY  9.3%
   1,000    New Jersey Econ Dev Auth Rev Cig Tax.........   5.500    06/15/31       1,062,080
     700    New Jersey Econ Dev Auth Rev Cig Tax.........   5.750    06/15/29         758,023
   2,500    New Jersey Econ Dev Auth Wtr Fac Rev NJ Amern
            Wtr Co Inc Proj Ser A (FGIC Insd) (AMT)......   6.875    11/01/34       2,530,600
   6,500    New Jersey Econ Dev Auth Wtr Fac Rev NJ Amern
            Wtr Co Inc Ser A (AMBAC Insd) (AMT)..........   5.250    11/01/32       6,869,720
  10,000    Tobacco Settlement Fin Corp NJ Ser 1A........   4.750    06/01/34       9,516,900
                                                                                -------------
                                                                                   20,737,323
                                                                                -------------
            NEW MEXICO  1.3%
   1,500    Jicarilla, NM Apache Nation Rev Adj Ser A
            (Acquired 10/23/03, Cost $1,514,910) (f).....   5.000    09/01/18       1,571,925
   1,250    Jicarilla, NM Apache Nation Rev Adj Ser A
            (Acquired 10/23/03, Cost $1,275,475) (f).....   5.500    09/01/23       1,348,750
                                                                                -------------
                                                                                    2,920,675
                                                                                -------------
            NEW YORK  18.7%
   1,000    Nassau Cnty, NY Tob Settlement Corp Asst Bkd
            Ser A........................................   5.000    06/01/35       1,017,130
   1,000    Nassau Cnty, NY Tob Settlement Corp Asst Bkd
            Ser A........................................   5.125    06/01/46       1,023,290
   1,500    New York City Hsg Dev Corp Multi-Family Hsg
            Rev Ser A (AMT)..............................   5.500    11/01/34       1,551,255
   3,500    New York City Hsg Dev Corp Multi-Family Rent
            Hsg Rev Progress of Peoples Dev Ser B (FNMA
            Collateralized) (AMT)........................   4.950    05/15/36       3,559,185
   1,870    New York City Indl Dev Agy Civic Fac Rev
            Touro College Proj Ser A (Acquired 06/25/99
            and 06/29/99, Cost $1,870,000) (f)...........   6.350    06/01/29       1,973,953
   1,400    New York City Indl Dev Agy Spl Fac Amern
            Airlines JFK Intl Arpt (AMT).................   7.625    08/01/25       1,690,122
       5    New York City Ser C..........................   7.250    08/15/24           5,013
   5,000    New York City Transitional Fin Auth Future
            Tax Sec Ser B................................   5.000    08/01/22       5,332,300

See Notes to Financial Statements                                             13

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
            NEW YORK (CONTINUED)
$  4,000    New York City Transitional Fin Auth Future
            Tax Sec Ser D (MBIA Insd)....................   5.250%   02/01/20   $   4,302,280
   1,500    New York St Dorm Auth Rev Mt Sinai NYU Hlth..   5.500    07/01/26       1,526,655
   1,000    New York St Dorm Auth Rev Non St Supported
            Debt NYU Hosp Ctr Ser A......................   5.000    07/01/26       1,029,210
   2,000    New York St Dorm Auth Rev Secd Hosp Gen Hosp
            Rfdg Ser N...................................   5.750    02/15/18       2,191,660
      15    New York St Dorm Auth Rev Mental Hlth Svc Fac
            (FSA Insd)...................................   5.875    08/15/16          16,016
      20    New York St Dorm Auth Rev Mental Hlth Svc Fac
            (FSA Insd) (Prerefunded @ 08/15/10)..........   5.875    08/15/16          21,390
   1,975    New York St Mtg Agy Rev Ser 101 (AMT)........   5.400    04/01/32       2,031,169
   6,880    Port Auth NY & NJ Cons 144th (a).............   5.000    10/01/35       7,296,068
   6,000    Tsasc Inc NY Ser 1...........................   5.000    06/01/34       6,100,980
   1,000    Westchester Tob Asset Sec Corp NY............   5.125    06/01/38       1,023,880
                                                                                -------------
                                                                                   41,691,556
                                                                                -------------
            NORTH CAROLINA  2.3%
   3,000    Charlotte, NC Ctf Partn Convention Fac Proj
            Rfdg Ser A...................................   5.500    08/01/19       3,262,890
   1,700    North Carolina Muni Pwr Agy No 1 Catawba Elec
            Rev Ser A (MBIA Insd)........................   5.250    01/01/19       1,820,547
                                                                                -------------
                                                                                    5,083,437
                                                                                -------------
            OHIO  2.4%
   1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
            Proj.........................................   7.500    01/01/30       1,096,130
   1,000    Delaware Cnty, OH Hlthcare Fac Rev Mtg
            Centrum at Willow Brook (FHA Gtd)............   6.550    02/01/35       1,006,330
     755    Ohio Hsg Fin Agy Mtg Rev Residential Ser A-1
            (GNMA Collateralized) (AMT)..................   6.050    09/01/17         773,150
     580    Toledo Lucas Cnty, OH Port Auth Dev Rev
            Northwest OH Bd Fd Ser C (AMT)...............   6.000    05/15/11         604,697
   1,650    Toledo Lucas Cnty, OH Port Auth Dev Rev
            Northwest OH Bd Fd Ser C (AMT)...............   6.375    11/15/32       1,796,982
                                                                                -------------
                                                                                    5,277,289
                                                                                -------------
            OKLAHOMA  6.0%
   3,905    Jenks, OK Aquarium Auth Rev Rfdg (MBIA
            Insd)........................................   5.250    07/01/29       4,229,466
   1,475    Jenks, OK Aquarium Auth Rev Rfdg (MBIA
            Insd)........................................   5.250    07/01/33       1,593,723
   1,000    Mc Alester, OK Pub Wks Auth Util Sys Rev Cap
            Apprec (FSA Insd)............................    *       02/01/31         354,170
   5,000    Tulsa Cnty, OK Indl Auth Hlthcare Rev Saint
            Francis Hlth Sys (a).........................   5.000    12/15/36       5,171,575
   2,000    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev
            (AMBAC Insd) (Prerefunded @ 11/01/09)........   6.250    11/01/22       2,161,440
                                                                                -------------
                                                                                   13,510,374
                                                                                -------------

 14                                            See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
            PENNSYLVANIA  0.9%
$  2,000    Philadelphia, PA Hosp & Higher Ed Fac Auth
            Hosp Rev PA Hosp Rfdg (c)....................   6.350%   07/01/07   $   2,008,340
                                                                                -------------

            SOUTH CAROLINA  9.5%
   2,420    Beaufort Cnty, SC Tax Increment New Riv Redev
            Proj Area (MBIA Insd) (e)....................   5.500    06/01/20       2,629,669
  10,000    Charleston Ed Excellence Fin Corp SC Rev
            Charleston Cnty Sch Dist (a).................   5.250    12/01/26      10,707,150
   3,000    Dorchester Cnty, SC Sch Dist No 002
            Installment Pur Rev Growth...................   5.000    12/01/30       3,146,610
   3,000    Medical Univ SC Hosp Auth Fac Mtg Rfdg Ser A
            (MBIA Insd)..................................   5.250    08/15/24       3,204,630
   1,500    South Carolina Jobs Econ Dev Auth Indl Rev
            Elec & Gas Co Proj Ser A (AMBAC Insd)........   5.200    11/01/27       1,585,845
                                                                                -------------
                                                                                   21,273,904
                                                                                -------------
            SOUTH DAKOTA  1.1%
   1,000    Minnehaha Cnty, SD Ltd Tax Ctf Partn (FSA
            Insd)........................................   5.000    12/01/20       1,066,610
   1,250    South Dakota St Hlth & Ed Fac Auth Rev
            Childrens Care Hosp Rfdg (Prerefunded @
            11/01/09)....................................   6.125    11/01/29       1,332,762
                                                                                -------------
                                                                                    2,399,372
                                                                                -------------
            TENNESSEE  4.2%
   1,250    Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev
            CDFI Phase I LLC Proj Rfdg Ser B.............   6.000    10/01/35       1,333,662
   1,500    Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp
            First Mtg Impt & Rfdg Ser B..................   8.000    07/01/33       1,754,400
   1,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
            First Mtg MTN St Hlth Rfdg Ser A (MBIA-IBC
            Insd)........................................   7.500    07/01/25       1,193,650
   3,000    Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Hosp
            Rev Wellmont Hlth Sys Proj Ser C.............   5.250    09/01/26       3,115,290
   2,000    Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Hosp
            Rev Wellmont Hlth Sys Proj Ser C.............   5.250    09/01/36       2,076,860
                                                                                -------------
                                                                                    9,473,862
                                                                                -------------
            TEXAS  9.4%
   1,000    Alliance Arpt Auth Inc TX Spl Fac Rev FedEx
            Corp Proj Rfdg (AMT).........................   4.850    04/01/21       1,022,490
   3,000    Austin, TX Conv Enterprises Inc Convention
            Ctr Second Tier Rfdg Ser B...................   5.750    01/01/34       3,170,610
   1,190    Brazos Riv Auth TX Pollutn Ctl Rev Adj TXU
            Elec Co Proj Rfdg Ser C (AMT)................   5.750    05/01/36       1,226,557
   2,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A
            (FSA Insd) (AMT).............................   5.500    11/01/21       2,166,120

See Notes to Financial Statements                                             15

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
            TEXAS (CONTINUED)
$  5,720    Houston, TX Util Sys Rev First Lien Rfdg Ser
            A (FSA Insd).................................   5.250%   05/15/21   $   6,165,817
   1,250    Matagorda Cnty, TX Navig Dist No 1 Rev Coll
            Centerpoint Energy Proj Rfdg.................   5.600    03/01/27       1,330,700
   2,000    North Cent, TX Hlth Fac Dev Corp Rev Hosp
            Childrens Med Ctr Dallas (AMBAC Insd)........   5.250    08/15/32       2,108,700
   3,500    San Antonio, TX Elec & Gas Sys Ser A.........   5.000    02/01/24       3,714,935
                                                                                -------------
                                                                                   20,905,929
                                                                                -------------
            VIRGINIA  1.2%
   1,000    Richmond, VA Indl Dev Auth Govt Fac Rev Bds
            (AMBAC Insd).................................   5.000    07/15/15       1,083,440
   1,400    Tobacco Settlement Fin Corp VA Asset Bkd.....   5.500    06/01/26       1,497,384
                                                                                -------------
                                                                                    2,580,824
                                                                                -------------
            WASHINGTON  8.3%
   1,500    Chelan Cnty, WA Pub Util Dist No 001 Cons Rev
            Chelan Hydro Ser A (MBIA Insd) (AMT).........   5.600    01/01/36       1,599,015
   1,370    Energy Northwest WA Elec Rev Proj No 3 Rfdg
            Ser A (FSA Insd).............................   5.500    07/01/18       1,473,133
   1,000    Grant Cnty, WA Pub Util Dist No 002 Wanapum
            Hydro Elec Rev Rfdg Ser B (MBIA Insd)
            (AMT)........................................   5.375    01/01/18       1,040,460
   3,465    Seattle, WA Drain & Wastewtr Rev Rfdg (FGIC
            Insd) (e)....................................   5.250    07/01/21       3,699,442
   5,000    Spokane, WA Pub Fac Dist Hotel Motel & Sales
            Use Tax (MBIA Insd)..........................   5.250    09/01/33       5,327,300
   2,000    Washington St Hlthcare Fac Overlake Hosp Med
            Ctr Ser B (ACA Insd).........................   5.000    07/01/30       2,074,540
   3,000    Washington St Ser B..........................   5.500    05/01/18       3,277,440
                                                                                -------------
                                                                                   18,491,330
                                                                                -------------
            WEST VIRGINIA  1.2%
   2,450    West Virginia Univ Rev Impt WV Univ Proj Ser
            C (FGIC Insd)................................   5.000    10/01/27       2,587,347
                                                                                -------------

            WISCONSIN  0.6%
   1,205    Wisconsin St Hlth & Ed Fac Auth Rev (ACA
            Insd) (Prerefunded @ 05/15/10)...............   6.150    05/15/25       1,287,205
                                                                                -------------

 16                                            See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
            PUERTO RICO  2.7%
$  4,800    Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev
            Rfdg Ser Y (FSA Insd) (g)....................   6.250%   07/01/21   $   5,938,560
                                                                                -------------

TOTAL LONG-TERM INVESTMENTS  185.8%
  (Cost $398,944,839)........................................................     414,687,511
TOTAL SHORT-TERM INVESTMENTS  0.7%
  (Cost $1,700,000)..........................................................       1,700,000
                                                                                -------------

TOTAL INVESTMENTS  186.5%
  (Cost $400,644,839)........................................................     416,387,511
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD  (30.7%)
  (Cost ($68,600,000))
 (68,600)   Notes with interest ranging from 3.950% to 4.020% at April 30,
            2007 and contractual maturities of collateral ranging from 2024
            to 2041. See Note 1 (h)..........................................     (68,600,000)
                                                                                -------------

TOTAL NET INVESTMENTS  155.8%
  (Cost $332,044,839)........................................................     347,787,511
OTHER ASSETS IN EXCESS OF LIABILITIES  2.1%..................................       4,645,749
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (57.9%)..................    (129,235,128)
                                                                                -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...............................   $ 223,198,132
                                                                                =============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) Underlying security related to Inverse Floaters entered into by the Trust. See Note 1.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) Escrowed to Maturity

(d) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e) The Trust owns 100% of the outstanding bond issuance.

(f) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.2% of net assets applicable to common shares.

See Notes to Financial Statements                                             17

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

(g) All or a portion of this security has been physically segregated in connection with open futures contracts.

(h) Floating rate notes. The interest rates shown reflect the rates in effect at April 30, 2007.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FNMA--Federal National Mortgage Association

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

MBIA-IBC--MBIA Insured Bond Certificates

XLCA--XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF APRIL 30, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bond Futures, June 2007 (Current Notional
  Value of $111,750 per contract)...........................     501          $76,403
                                                                 ===          =======

 18                                            See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $400,644,839).......................  $416,387,511
Cash........................................................        38,436
Receivables:
  Interest..................................................     5,958,644
  Investments Sold..........................................        65,000
Other.......................................................         6,382
                                                              ------------
    Total Assets............................................   422,455,973
                                                              ------------
LIABILITIES:
Floating Rate Note Obligations..............................    68,600,000
Payables:
  Variation Margin on Futures...............................       422,719
  Investment Advisory Fee...................................       130,109
  Income Distributions--Common Shares.......................        37,549
  Trust Shares Repurchased..................................        35,602
  Other Affiliates..........................................        15,039
Trustees' Deferred Compensation and Retirement Plans........       661,629
Accrued Expenses............................................       120,066
                                                              ------------
    Total Liabilities.......................................    70,022,713
Preferred Shares (including accrued distributions)..........   129,235,128
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $223,198,132
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($223,198,132 divided by
  15,473,402 shares outstanding)............................  $      14.42
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($0.01 par value with an unlimited number of
  shares authorized, 15,473,402 shares issued and
  outstanding)..............................................  $    154,734
Paid in Surplus.............................................   206,946,167
Net Unrealized Appreciation.................................    15,819,075
Accumulated Net Realized Gain...............................       374,075
Accumulated Undistributed Net Investment Income.............       (95,919)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $223,198,132
                                                              ============
PREFERRED SHARES ($0.01 par value, authorized 100,000,000
  shares, 5,160 issued with liquidation preference of
  $25,000 per share)........................................  $129,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $352,198,132
                                                              ============

See Notes to Financial Statements                                             19

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $10,240,651
                                                              -----------
EXPENSES:
Interest and Residual Trust Expenses........................    1,401,045
Investment Advisory Fee.....................................      966,814
Preferred Share Maintenance.................................      180,646
Trustees' Fees and Related Expenses.........................       49,637
Professional Fees...........................................       42,251
Accounting and Administrative Expenses......................       37,480
Reports to Shareholders.....................................       18,494
Custody.....................................................       14,889
Transfer Agent Fees.........................................       13,453
Registration Fees...........................................        4,143
Other.......................................................        9,664
                                                              -----------
    Total Expenses..........................................    2,738,516
    Investment Advisory Fee Reduction.......................      146,612
                                                              -----------
    Net Expenses............................................    2,591,904
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 7,648,747
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   260,051
  Futures...................................................     (188,792)
  Swap Contracts............................................     (581,347)
                                                              -----------
Net Realized Loss...........................................     (510,088)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   17,280,958
                                                              -----------
  End of the Period:
    Investments.............................................   15,742,672
    Futures.................................................       76,403
                                                              -----------
                                                               15,819,075
                                                              -----------
Net Unrealized Depreciation During the Period...............   (1,461,883)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(1,971,971)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(2,287,356)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 3,389,420
                                                              ===========

 20                                            See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2007     OCTOBER 31, 2006
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $  7,648,747        $ 14,533,084
Net Realized Gain/Loss..................................        (510,088)          3,340,298
Net Unrealized Appreciation/Depreciation During the
  Period................................................      (1,461,883)          3,832,492

Distributions to Preferred Shareholders:
  Net Investment Income.................................      (2,287,356)         (4,158,205)
  Net Realized Gain.....................................             -0-            (163,450)
                                                            ------------        ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................       3,389,420          17,384,219

Distributions to Common Shareholders:
  Net Investment Income.................................      (5,223,979)        (10,986,624)
  Net Realized Gain.....................................             -0-          (1,268,443)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................      (1,834,559)          5,129,152

FROM CAPITAL TRANSACTIONS:
Repurchase of Shares....................................        (455,372)                -0-
                                                            ------------        ------------
TOTAL INCREASE/DECREASE IN NET ASSETS APPLICABLE TO
  COMMON SHARES.........................................      (2,289,931)          5,129,152
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     225,488,063         220,358,911
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of ($95,919) and ($233,331),
  respectively).........................................    $223,198,132        $225,488,063
                                                            ============        ============

See Notes to Financial Statements                                             21

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                 SIX MONTHS
                                                   ENDED                  YEAR ENDED OCTOBER 31,
                                                 APRIL 30,    -----------------------------------------------
                                                    2007       2006      2005      2004      2003      2002
                                                 ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD........  $ 14.54     $ 14.21   $ 14.40   $ 14.10   $ 13.82   $ 13.80
                                                  -------     -------   -------   -------   -------   -------
 Net Investment Income..........................     0.49(a)     0.94(a)    0.88     0.89      0.94      0.99
 Net Realized and Unrealized Gain/Loss..........    (0.12)       0.46     (0.15)     0.31      0.30      0.01
 Common Share Equivalent of Distributions Paid
   to Preferred Shareholders:
   Net Investment Income........................    (0.15)      (0.27)    (0.16)    (0.08)    (0.08)    (0.10)
   Net Realized Gain............................     0.00       (0.01)     0.00      0.00      0.00      0.00
                                                  -------     -------   -------   -------   -------   -------
Total from Investment Operations................     0.22        1.12      0.57      1.12      1.16      0.90
Distributions Paid to Common Shareholders:
   Net Investment Income........................    (0.34)      (0.69)    (0.76)    (0.82)    (0.88)    (0.88)
   Net Realized Gain............................     0.00       (0.10)     0.00      0.00      0.00      0.00
                                                  -------     -------   -------   -------   -------   -------
NET ASSET VALUE, END OF THE PERIOD..............  $ 14.42     $ 14.54   $ 14.21   $ 14.40   $ 14.10   $ 13.82
                                                  =======     =======   =======   =======   =======   =======

Common Share Market Price at End of the
 Period.........................................  $ 13.63     $ 12.75   $ 12.35   $ 12.87   $ 12.78   $ 12.80
Total Return* (b)...............................    9.61%**     9.94%     1.93%     7.37%     6.87%    10.43%
Net Assets Applicable to Common Shares at End of
 the Period (In millions).......................  $ 223.2     $ 225.5   $ 220.4   $  67.4   $  66.0   $  64.7
Ratio of Expenses to Average Net Assets
 Applicable to Common Shares* (c)...............    2.32%       1.43%     1.43%     1.42%     1.42%     1.39%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares* (c)........    6.84%       6.59%     6.35%     6.27%     6.67%     7.24%
Portfolio Turnover..............................       5%**       26%       44%       41%       50%       47%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net Assets
    Applicable to Common Shares (c).............    2.45%         N/A       N/A       N/A       N/A       N/A
  Ratio of Net Investment Income to Average Net
    Assets Applicable to Common Shares (c)......    6.71%         N/A       N/A       N/A       N/A       N/A
SUPPLEMENTAL RATIOS:
Ratio of Expenses (Excluding Interest and
 Residual Trust Expenses) to Average Net Assets
 Applicable to Common Shares (c)................    1.07%       1.23%     1.43%     1.42%     1.42%     1.39%
Ratio of Expenses (Excluding Interest and
 Residual Trust Expenses) to Average Net Assets
 Applicable to Preferred Shares (c).............    0.68%       0.77%     0.94%     0.94%     0.94%     0.91%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares (d).........    4.79%       4.71%     5.20%     5.70%     6.14%     6.49%
SENIOR SECURITIES:
Total Preferred Shares Outstanding..............    5,160       5,160     5,160     1,360     1,360     1,360
Asset Coverage Per Preferred Share (e)..........  $68,301     $68,725   $67,725   $74,580   $73,540   $72,583
Involuntary Liquidating Preference Per Preferred
 Share..........................................  $25,000     $25,000   $25,000   $25,000   $25,000   $25,000
Average Market Value Per Preferred Share........  $25,000     $25,000   $25,000   $25,000   $25,000   $25,000

** Non-Annualized

(a)Based on average shares outstanding.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and the sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

N/A=Not Applicable

 22                                            See Notes to Financial Statements

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Select Sector Municipal Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's primary investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust commenced investment operations on November 26, 1993.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2007, the Trust had no when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Trust utilized capital losses carried forward of $916,546.

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

    At April 30, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $331,240,247
                                                              ============
Gross tax unrealized appreciation...........................  $ 17,192,768
Gross tax unrealized depreciation...........................      (645,504)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 16,547,264
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2006 was as follows:

Distributions paid from:
  Ordinary income...........................................  $       -0-
  Tax exempt income.........................................   15,099,842
  Long-term capital gain....................................    1,431,893
                                                              -----------
                                                              $16,531,735
                                                              ===========

    As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income.............................  $28,602

    Net realized gains and losses may differ for financial reporting and tax purposes primarily as a result of gains recognized on securities for tax purposes but not for book purposes.

F. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" on the Trust's Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2007, Trust investments with a value of $97,305,305 are held by the dealer trusts and serve as collateral for the $68,600,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2007 are presented on the Portfolio of Investments.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets including preferred shares of the Trust. Effective December 1, 2006, the Adviser has agreed to waive investment advisory fees equal to .10% of the average daily net assets including preferred shares of the Trust. During the period ended April 30, 2007, the Adviser waived $146,612 of its investment advisory fee. This waiver is voluntary and can be discontinued at any time.

    For the six months ended April 30, 2007, the Trust recognized expenses of approximately $14,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2007, the Trust recognized expenses of approximately $24,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended April 30, 2007 and the year ended October 31, 2006, transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2007     OCTOBER 31, 2006
Beginning Shares........................................     15,506,703          15,506,703
Shares Repurchased*.....................................        (33,301)                -0-
                                                             ----------          ----------
Ending Shares...........................................     15,473,402          15,506,703
                                                             ==========          ==========

* On February 28, 2007, the Trust commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Trust's shares trade from their net asset value. For the period ended April 30, 2007, the Trust repurchased 33,301 of its shares at an average discount of 5.83% from net assets value per share. The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes such activity will further the accomplishment of the foregoing objectives, subject to review of the Trustees.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $58,893,553 and $21,553,421, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2007 were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2006.............................      373
Futures Opened..............................................    2,147
Futures Closed..............................................   (2,019)
                                                               ------
Outstanding at April 30, 2007...............................      501
                                                               ======

B. INTEREST RATE SWAPS The Trust may enter into forward interest rate swap transactions intended to help the Trust manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Trust's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve the Trust's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Trust a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Trust's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Trust may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. The Trust intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Trust upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of the Trust with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Trust has an unrealized loss on a swap contract, the Trust has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash for segregating purposes, if any, is shown on the Statement of Assets and Liabilities.

C. INVERSE FLOATING RATE SECURITIES The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust's portfolio securities. The use of leverage may also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

6. PREFERRED SHARES

The Trust has outstanding 5,160 Remarketed Preferred Shares (RP) in four series. Series A and B each contain 680 shares, while Series C contains 2,000 shares and Series D contains 1,800 shares. Dividends are cumulative and the dividend rate is periodically reset through an auction process. The dividend period for Series A is generally 7 days and the dividend period for Series B, C and D is generally 28 days. The average rate in effect on April 30, 2007 was 3.682%. During the six months ended April 30, 2007, the rates ranged from 3.350% to 3.820%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred shares. These fees are included as a component of the "Preferred Share Maintenance" expense on the Statement of Operations.

    The RP are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the RP are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the trust NAV calculations as late as the Trust's last NAV calculation in the first required financial statement period. As a result, the Trust will incorporate FIN 48 in its semi annual report on April 30, 2008. The impact to the Trust's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosures.

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
C/O COMPUTERSHARE INVESTOR SERVICES
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Select Sector Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Select Sector Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Select Sector Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                   1 Parkview Plaza, Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                   VKLSAR 6/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-01488P-Y04/07

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                                     TOTAL NUMBER OF    MAXIMUM NUMBER OF
             TOTAL      AVERAGE     SHARES PURCHASED     SHARES THAT MAY
             NUMBER      PRICE         AS PART OF       YET BE PURCHASED
           OF SHARES      PAID     PUBLICLY ANNOUNCED    UNDER THE PLANS
PERIOD*    PURCHASED   PER SHARE    PLANS OR PROGRAMS      OR PROGRAMS
-------    ---------   ---------   ------------------   -----------------
November         --         --               --                    --
December         --         --               --                    --
January          --         --               --                    --
February         --         --               --             1,550,670
March        20,701      13.67           20,701             1,529,969
April        12,600      13.59           12,600             1,517,369

*    The Share Repurchase Program commenced on 2/28/2007.

The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Trustees.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Select Sector
Municipal Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 21, 2007


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 21, 2007